Significant accounting policies - SAFE Investment (Details) - USD ($) $ / shares in Units, $ in Millions		9 Months Ended
	Aug. 02, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies
Price per share (in dollars per share)			$ 12.05
Post money valuation			$ 150.0
Common stock, shares outstanding considered for determination of post money valuation			12,444,251
Common stock, shares outstanding (in shares)		6,913,492	6,913,492	5,775,898
IPO shares			2,703,776
Restricted stock units			1,377,999
Common stock warrants			1,034,176
SAFE shares			414,808
SAFE investment			$ 5.0
Series X preferred stock
Accounting Policies
Conversion of SAFE liability to Series X preferred stock (in shares)	100,000	100,000